Leases - Schedule of Maturities of Financing Leases (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 21	$ 23
2021		21
Total Finance lease payments	34	44
Less imputed interest	(1)	(3)
Present value of Finance lease liabilities	$ 33	$ 41	$ 86